Organization, Consolidation and Principal Activities - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Aug. 23, 2019 shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock shares issued			24,475,310	24,475,310
Convertible preferred shares, authorized	500,000,000	500,000,000
Percentage of fees based on Net profit	100.00%
Property and equipment, net	$ 3,585	¥ 23,390	¥ 25,632
Series A Redeemable Convertible Preferred Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible preferred shares, authorized	0	0	1,335,370
Series B Redeemable Convertible Preferred Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible preferred shares, authorized	0	0	9,500,030
Series C One Redeemable Convertible Preferred Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible preferred shares, authorized	0	0	5,107,720
Series C Two Redeemable Convertible Preferred Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible preferred shares, authorized	0	0	2,377,370
Series D redeemable convertible preferred shares [member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible preferred shares, authorized	0	0	5,810,610
Variable Interest Entity, Primary Beneficiary [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Property and equipment, net	$ 3,572	¥ 23,310	¥ 25,632
Variable Interest Entity, Primary Beneficiary [Member] | Asset Pledged as Collateral [Member] | Nonrecourse [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accounts and Other Receivables, Net, Current | ¥		240,894
Property and equipment, net | ¥		¥ 18,658
Variable Interest Entity, Primary Beneficiary [Member] | Series A Redeemable Convertible Preferred Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible preferred shares, authorized				1,335,370
Variable Interest Entity, Primary Beneficiary [Member] | Series B Redeemable Convertible Preferred Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible preferred shares, authorized				9,500,030
Variable Interest Entity, Primary Beneficiary [Member] | Series C One Redeemable Convertible Preferred Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible preferred shares, authorized				5,107,720
Variable Interest Entity, Primary Beneficiary [Member] | Series C Two Redeemable Convertible Preferred Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible preferred shares, authorized				2,377,370
Variable Interest Entity, Primary Beneficiary [Member] | Series D redeemable convertible preferred shares [member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible preferred shares, authorized				5,810,610
Variable Interest Entity, Primary Beneficiary [Member] | Share-based Payment Arrangement, Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock shares issued				9,502,550
Beijing Quhuo Information Technology Co Ltd WFOE [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of ownerhip			100.00%